Equity - Schedule of Distribution of Dividends (Detail) - CLP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of equity [line items]
Income attributable to equity holders	$ 273,410	$ (808,784)	$ 113,684
Allocated to reserves and retained earnings		$ (156,342)
Allocated to dividends			$ 127,065
Percentage distributed		0.00%	100.00%
Number of shares		512,406,760,091	512,406,760,091
Dividend per share			$ 0.24798
Company A [Member]
Disclosure of equity [line items]
Income attributable to equity holders		$ (925,479)	$ 127,065